Investments in Companies Under Equity Method - Summary of Investments in Companies Under the Equity Method (Parenthetical) (Detail)		3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Feb. 23, 2017	Mar. 24, 2016	Jun. 13, 2016	Dec. 31, 2017	Dec. 31, 2017
Gardline CGG Pte Ltd [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Percentage of ownership		49.00%
Geo Ship Management Services SAS [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Percentage of ownership			50.00%
Reservoir Evaluation Services LLP. [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Percentage of ownership					49.00%
Additional stake percentage	13.00%
Global Seismic Shipping AS [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Ownership percentage in joint venture				100.00%
Percentage of ownership				50.00%	50.00%